Retirement Plans - Schedule of Amounts in Accumulated Other Comprehensive (Income) Loss (Details) - USD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017
Pension Plan [Member] | United States [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain) loss	$ 631.2	$ 547.3
Prior service cost (credit)	32.3	27.6
Total accumulated other comprehensive loss (income)	663.5	574.9
Pension Plan [Member] | Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain) loss	105.6	173.9
Prior service cost (credit)	0.3	0.4
Total accumulated other comprehensive loss (income)	105.9	174.3
Other Postretirement Benefits Plan [Member] | United States [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain) loss	(11.2)	(9.1)
Prior service cost (credit)	(11.3)	(13.9)
Total accumulated other comprehensive loss (income)	(22.5)	(23.0)
Other Postretirement Benefits Plan [Member] | Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain) loss	(3.8)	4.2
Prior service cost (credit)	(1.0)	(1.4)
Total accumulated other comprehensive loss (income)	$ (4.8)	$ 2.8